Risk Management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total exposure	R$ 10,744,098	R$ 3,401,111
Total foreign currency-denominated borrowings	10,632,252	3,356,365
Currency Of U S D [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	6,882,891	1,882,323
Interest and charges from borrowings and financing	110,009	24,030
Fair value adjustment	143,636
Borrowing cost	(80,063)	(42,510)
Currency Of U S D [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	1,250,889	303,978
Currency Of J P Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	2,196,137	1,452,006
Interest and charges from borrowings and financing	8,818	8,364
Fair value adjustment	(67,281)	34,388
Borrowing cost	(12,389)	(2,236)
Currency Of J P Y [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	62,496,777	36,787,581
Currency Of E U R O [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	1,423,224
Interest and charges from borrowings and financing	12,033
Fair value adjustment	34,631
Borrowing cost	(19,394)
Currency Of E U R O [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	R$ 220,000